Lease	6 Months Ended
Jun. 30, 2020
Lease

22.	Lease
The Group has entered into various
non-cancellable
operating lease agreements for offices. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.
The balances for the operating leases where the Group is the lessee are presented as follows within the balance sheets:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Right-of-use assets	102,824	90,919

Current portion of operating lease liabilities	31,878	31,961
Non-current operating lease liabilities	70,110	58,837

Total operating lease liabilities	101,988	90,798

Douyu [Member]
Lease
11.	Leases
For the six months ended June 30, 2020, the lease expense is as:

Six months ended June 30, 2020
RMB
Operating lease expense	20,925,309
Short-term lease expense	3,889,493

Total lease expense	24,814,802

Operating lease expense was RMB21,269,358 for the six months ended June 30, 2019 prior to the adoption of the lease ASUs.
Supplemental consolidated balance sheet information related to leases was as follows:

As of June 30, 2020
RMB
Operating lease:
Operating leases right-of-use assets	85,515,963
Current portion of lease liabilities	44,485,430
Non-current portion of lease liabilities	38,276,429
Total operating lease liabilities
Weighted-average remaining lease term (in years)—operating leases	1.12
Weighted-average discount rate—operating leases	4.30%
Supplemental cash flow information related to leases are as follows:

Six months ended June 30, 2020
RMB
Cash paid for operating leases	22,472,405
Lease liabilities arising from obtaining right-of-use assets	23,382,282
As of June 30, 2020, future minimum lease payments under
non-cancellable
operating lease agreements for which the Group has recognized operating lease right-of-use
assets and liabilities are as follows:

Years ending	RMB
2020 (July-December)	30,676,101
2021	39,584,250
2022	12,401,942
2023	3,257,440
2024 and thereafter	—

Total undiscounted cash flows	85,919,733
Less: imputed interest	3,157,874

Total	82,761,859

Lease liabilities due within one year	44,485,430
Lease liabilities due after one year	38,276,429